Equity (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Reserves Within Equity [abstract]
Schedule of total equity
Equity
10 Equity

Total equity
	30June2019	31December2018
Share capital and share premium
- Share capital	39	39
- Share premium	17,077	17,050
	17,116	17,088

Other reserves
- Revaluation reserve: Equity securities at fair value through other comprehensive income	1,791	1,914
- Revaluation reserve: Debt instruments at fair value through other comprehensive income	364	398
- Revaluation reserve: Cash flow hedge	1,434	604
- Revaluation reserve: Credit liability	–82	8
- Revaluation reserve: Property in own use	233	204
Revaluation reserves	3,741	3,130

- Net defined benefit asset/liability remeasurement reserve	–418	–394
- Currency translation reserve	–2,165	–2,043
- Share of associates and joint ventures and other reserves	3,067	2,940
- Treasury shares	–8	–11
	4,218	3,621

Retained earnings	28,528	28,339

Shareholders’ equity (parent)	49,862	49,049
Non-controlling interests	862	803
Total equity	50,723	49,851